Pension and Other Post-Retirement Benefits - Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact (Detail) - Actuarial assumption of discount rates [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in Assumption, increase	1.00%	1.00%
Change in Assumption, decrease	1.00%	1.00%
Benefit obligations, as reported	$ 2,044	$ 1,797
Benefit obligations, 1.0 percentage point increase	335	271
Benefit obligations, 1.0 percentage point decrease	(268)	(218)
Recovery in Loss Income Taxes, as reported	71	(87)
Recovery in Loss Income Taxes, 1.0 percentage point increase	9	24
Recovery in Loss Income Taxes, 1.0 percentage point decrease	$ (11)	$ (22)